March 5, 2021

Supplement

SUPPLEMENT DATED MARCH 5, 2021 TO THE PROSPECTUS OF
MORGAN STANLEY EUROPE OPPORTUNITY FUND, INC., dated February 26, 2021

Morgan Stanley Investment Management Inc. (the "Adviser") has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the "Sub-Adviser") with respect to the Fund; accordingly, references in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision. The Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Summary Prospectus entitled "Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Company.

The section of the Summary Prospectus entitled "Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Opportunity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/ Sub-Adviser or Affiliate	Date Began Managing Fund
Kristian Heugh	Managing Director of the Sub-Adviser	April 2020
Wendy Wang	Managing Director of Morgan Stanley Asia Limited	April 2020

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Management":

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund's officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EURPROSPT

March 5, 2021

Supplement

SUPPLEMENT DATED MARCH 5, 2021 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY EUROPE OPPORTUNITY FUND, INC., dated February 26, 2021

Morgan Stanley Investment Management Inc. (the "Adviser") has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the "Sub-Adviser") with respect to the Fund; accordingly, references in the Statement of Additional Information to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision. The Statement of Additional Information is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser and Administrator":

The Sub-Adviser is Morgan Stanley Investment Management Company, a wholly-owned subsidiary of Morgan Stanley, whose address is 23 Church Street, 16-01 Capital Square, Singapore 049481. The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The following is hereby added as the third paragraph of the section of the Statement of Additional Information entitled "Services Provided by the Adviser and Administrator":

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser has been retained, subject to the overall supervision of the Adviser, to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends with respect to European issuers and issuers located elsewhere around the world.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.